Trade and Other Receivables - Trade and Other Receivables (Parenthetical) (Details) - Finance lease receivables - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Unearned finance income relating to current finance lease payments receivable	₩ 114,118	₩ 114,347
Unearned finance income relating to non-current finance lease payments receivable	₩ 943,316	₩ 1,024,927